Summary of Significant Accounting Policies (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Mar. 05, 2020	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Number of anti-dilutive common stock			229,905,146	55,058,006	14,900,625	55,058,006
Advances on inventory			$ 43,700	$ 0	$ 16,000	$ 0
Accumulated depreciation			$ 189,715	0	$ 108,746	0
Intangible asset expected life		10 years	10 years		10 years
Accumulated amortization			$ 550,100	$ 0	$ 362,500	$ 200,000
Income tax, descripition			The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de- recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures		The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.
Stock split description	12.6374:1				15 to 1 forward stock split
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Number of anti-dilutive common stock					224,227,107	264,384,488